Subsidiaries_Changes In Subsidiaries(Details)	12 Months Ended
Dec. 31, 2018
Tong Yang Safe Plus Qualified Private Trust S-8(Bond) and 24 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds over than a majority of the ownership interests
KBD Tower 1st L.L.C. and 50 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power in the case of default and exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquiring subordinated debt
KB Global Private Real Estate Debt Fund 1 and 22 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power to determine the operation of the trust and exposed to variable returns by holding significant amount of ownership interests
KB Pre IPO Secondary Venture Fund 2nd and 5 other
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	The Group has a power over the investee as a general partner, is significantly exposed to variable returns due to significant percentage of ownership.
Able Vison 1st Co., Ltd and 27 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Lost the right of variable returns due to the releasing debt
Wise Mobile 12th Securitization Co., Ltd. and 14 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Settlement
LIME ORANGE PRIVATE EQUITY FUND 6 and 8 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Disposal
KB Everyone TDF 2025 Securities Investment Trust - Bond Balanced-Fund of Funds and 10 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Ownership decrease under 50%